Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2022
American Beacon ARK Transformational Innovation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.
American Beacon Shapiro Equity Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.
American Beacon Shapiro SMID Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.
American Beacon TwentyFour Strategic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.
American Beacon TwentyFour Sustainable Short Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.